Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Changes in non-cash working capital	Changes in non-cash working capital for the years ended December 31, 2020 and 2019 are as follows:

For the years ended December 31	2020	2019
Changes in non-cash working capital:
Trade and other receivables	$76,721	$25,847
Inventories	(27,644)	106,907
Prepaid expenses	4,059	(5,264)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	107,199	(123,660)
	160,335	3,830
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(43,259)	17,107
Changes in non-cash working capital	$117,076	$20,937
These changes relate to the following activities:
Operating	$64,923	$9,426
Investing	52,153	11,511
Changes in non-cash working capital	$117,076	$20,937

Reconciliation of liabilities arising from financing activities	Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2019	$1,768,853	$718,505

Changes from financing cash flows
Repayment of long-term debt and financing fees	(289,698)	—
Net proceeds on issue of long-term debt	865,415	—
Draw on revolving credit facility	300,000	—
Repayment of revolving credit facility	(300,000)	—
Payment of lease obligations	—	(106,834)
Proceeds from other limited recourse debt	12,839
Total changes from financing cash flows	588,556	(106,834)

Liability-related other changes
Finance costs	2,562	—
New lease obligations	—	108,763
Other	3,401	1,800
Total liability-related other changes	5,963	110,563
Balance at December 31, 2020	$2,363,372	$722,234